Loans (Narrative) (Details) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2013 loan	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Purchased Credit Impaired Loans [Member]	Dec. 31, 2013 Guaranteed Student Loans [Member]	Jul. 29, 2011 First Bankshares [Member]	Jul. 29, 2011 Paragon Transaction [Member]	Dec. 31, 2013 VBB Acquisition [Member]	Jul. 29, 2011 VBB Acquisition [Member]	Jul. 29, 2011 Purchased Impaired [Member] VBB Acquisition [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment including unearned fees, net of capitalized origination cost	$ 244,000	$ 245,000
Loans pledged as collateral for borrowing capacity	213,100,000
Loans, allowance for loan and lease losses	5,305,000	4,875,000	4,280,000	392,000	195,000
Loans held for investment	538,442,000	383,881,000			94,028,000
Loans, premium					2,600,000
Loan acquisition costs					1,400,000
Loans, Guaranteed percent of principal and accrued interest					98.00%
30-89 days Past Due	45,141,000	3,357,000			43,875,000
Period after company may make a claim on delinquent student loans	270 days
Fair value adjustment related to acquired loans						7,600,000	1,800,000	2,900,000	14,000,000	12,700,000
Nonaccretable difference related to loan acquired	904,000	1,200,000
Impairment amount of certain loans	1,486,000	1,819,000		191,000
Contractual principal payments receivable							58,300,000		70,900,000	40,200,000
Carrying value of loans acquired in acquisition								9,900,000
Number of days for loans to become non-accrual status	90 days
Number of identified loans as TDRs	8
Identified loans as TDRs, amount	2,500,000
Loans not compling with the terms of the restructuring	2
Amount of loans not compling with the terms of the restructuring	$ 137,000